SCHEDULE IV - MORTGAGE LOANS ON REAL ESTATE	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Abstract]
SCHEDULE IV - MORTGAGE LOANS ON REAL ESTATE

Loan Type	Description /Location	Interest Rate (a)	Final Maturity Date	Periodic Payment Terms (b)	Prior Liens	Face Amount of Mortgages	Carrying Amount of Mortgages	Principal Amount of Loans Subject to Delinquent Principal or “Interest”
Mezzanine loan	Condo / New York, New York	L + 14.85%	5/9/2021	P/I	N/A	$34,904	$35,888	$—
Mezzanine loan	Condo / New York, New York	L + 14.85%	5/9/2021	P/I	N/A	22,480	23,218	—
Mezzanine loan	Condo / New York, New York	L + 14.85%	5/9/2021	P/I	N/A	13,906	14,350	—
Mezzanine loan	Condo / New York, New York	L + 14.85%	5/9/2021	P/I	N/A	9,131	9,624	—
Mezzanine loan	Condo / New York, New York	L + 8.00%	5/9/2021	P/I	N/A	22,104	22,373	—
Mezzanine loan	Condo / New York, New York	L + 8.00%	5/9/2021	P/I	N/A	16,681	16,880	—
Mezzanine loan	Condo / New York, New York	L + 8.00%	5/9/2021	P/I	N/A	10,034	10,153	—
Mezzanine loan	Condo / New York, New York	L + 8.00%	5/9/2021	P/I	N/A	7,549	7,639	—
Senior loan	Office / Duluth, Georgia	L + 3.15%	2/1/2025	P/I	N/A	46,935	46,486	—
Senior loan	Multifamily / Atlanta, Georgia	L + 2.75%	1/9/2024	P/I	N/A	69,500	69,238	—
Senior loan	Office / Dallas, Texas	L + 4.50%	9/8/2023	P/I	N/A	155,899	154,168	—
Senior loan	Office / Orlando, Florida	L + 4.00%	10/9/2023	P/I	N/A	72,315	71,653	—

Total loans						$481,438	$481,670	$—

Cure payments receivable (c)						—	7,351	—
Allowance for credit losses (b)						—	(60,628)	—

Total loans, net						$481,438	$428,393	$—

(a)	L = one month LIBOR rate.
(b)	P/I = principal and interest.
(c)
Represents operating expenses related to the mezzanine loans paid by the Company on the borrower’s behalf in connection with the foreclosure proceedings that commenced during the year ended December 31, 2020.

(d)	As of December 31, 2020, the Company’s allowance for credit losses related to its loans held-for-investment totaled $70.4 million, $60.6 million of which was related to the CRE loans.
The following table reconciles mortgage loans on real estate for the years ended December 31 (in thousands):

	Year Ended December 31,
	2020	2019	2018
Balance, beginning of period	$298,880	$89,762	$—
Additions during period:
New loans	231,212	217,014	89,295
Capitalized interest	539	8,546	384
Accretion of fees and other items	1,909	2,441	268

Total additions	$233,660	$228,001	$89,947

Less: Deductions during period:
Collections of principal	(47,670)	(17,186)	—
Deferred fees and other items	(3,200)	(1,697)	(185)

Total deductions	(50,870)	(18,883)	(185)

Balance, end of period	$481,670	$298,880	$89,762

Cure payments receivable	7,351	—	—
Allowance for credit losses	(60,628)	—	—

Net balance, end of period	$428,393	$298,880	$89,762